Standards, Amendments and Interpretation Adopted in 2018 - Schedule of Adoption of IFRS 9 and IFRS 15 with Impact in Equity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Retained earnings	S/ 375,417		S/ 589,167
Previously stated [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Retained earnings		S/ 589,167
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Retained earnings		(2,572)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Retained earnings		(49,992)
Balance IFRS [member]
Disclosure Of Classification and measurement of financial assets and liabilities [line items]
Retained earnings		S/ 536,603